Annual Total Returns[BarChart] - ProShares UltraPro Dow30 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	9.27%	26.40%	106.71%	25.71%	(8.35%)	47.02%	98.88%	(23.51%)	75.55%